Debt (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified			12 Months Ended					12 Months Ended					12 Months Ended																											1 Months Ended	12 Months Ended
	Dec. 31, 2012	Nov. 30, 2012	Dec. 31, 2012 Senior Secured Credit Facility Secured Revolving Credit Facility	Dec. 31, 2011 Senior Secured Credit Facility Secured Revolving Credit Facility	Dec. 31, 2012 Senior Secured Credit Facility Tranche A	Dec. 31, 2011 Senior Secured Credit Facility Tranche A	Mar. 31, 2013 Senior Secured Credit Facility Tranche A	Dec. 31, 2012 Senior Secured Credit Facility Tranche B	Dec. 31, 2011 Senior Secured Credit Facility Tranche B	Dec. 31, 2012 Senior Secured Credit Facility Tranche C	Dec. 31, 2011 Senior Secured Credit Facility Tranche C	Mar. 31, 2013 Senior Secured Credit Facility Tranche C	Dec. 31, 2012 Senior Secured Credit Facility Tranche D	Dec. 31, 2011 Senior Secured Credit Facility Tranche D	Mar. 31, 2013 Senior Secured Credit Facility Tranche D	Dec. 31, 2012 Senior Secured Credit Facility Incremental Term Loan	Dec. 31, 2011 Senior Secured Credit Facility Incremental Term Loan	Mar. 31, 2013 Senior Secured Credit Facility Tranche E	Mar. 31, 2013 Senior Secured Notes 4.875% due 2014	Dec. 31, 2012 Senior Secured Notes 4.875% due 2014	Dec. 31, 2011 Senior Secured Notes 4.875% due 2014	Jan. 15, 2004 Senior Secured Notes 4.875% due 2014	Dec. 31, 2012 Senior Notes 10.625% due 2015	Dec. 31, 2011 Senior Notes 10.625% due 2015	Mar. 31, 2013 Senior Notes 7.375% due 2018	Dec. 31, 2012 Senior Notes 7.375% due 2018	Dec. 31, 2011 Senior Notes 7.375% due 2018	Nov. 30, 2010 Senior Notes 7.375% due 2018	Mar. 31, 2013 Senior Notes 7.625% due 2020	Dec. 31, 2012 Senior Notes 7.625% due 2020	Dec. 31, 2011 Senior Notes 7.625% due 2020	Nov. 30, 2010 Senior Notes 7.625% due 2020	Dec. 31, 2012 Senior Subordinated Notes 10.25% due 2015	Nov. 30, 2012 Senior Subordinated Notes 10.25% due 2015	Dec. 31, 2011 Senior Subordinated Notes 10.25% due 2015	Mar. 31, 2013 Senior Subordinated Notes 6.625% due 2019	Dec. 31, 2012 Senior Subordinated Notes 6.625% due 2019	Nov. 30, 2012 Senior Subordinated Notes 6.625% due 2019	Dec. 31, 2011 Senior Subordinated Notes 6.625% due 2019	Jan. 31, 2012 Accounts Receivable Facilities	Sep. 30, 2010 Accounts Receivable Facilities	Mar. 31, 2013 Accounts Receivable Facilities	Dec. 31, 2012 Accounts Receivable Facilities	Dec. 31, 2011 Accounts Receivable Facilities
Debt Instrument [Line Items]
Debt agreement, effective interest rate					1.96%	3.33%	1.95%	4.35%	4.32%	4.17%	4.17%	4.41%	4.50%	4.50%	4.50%	3.78%	3.78%	4.00%																								3.70%	3.71%	3.79%
Debt agreement, maturity date			Nov. 29, 2016	Nov. 29, 2016	Feb. 28, 2014	Feb. 28, 2014		Feb. 28, 2016	Feb. 28, 2016	Feb. 28, 2017	Feb. 28, 2017		Jan. 31, 2020	Jan. 31, 2020																										Dec. 19, 2017	Sep. 30, 2014
Senior Notes or Senior Subordinated Notes, due date		2019																	2014	2014	2014		2015	2015	2018	2018	2018	2018	2020	2020	2020	2020	2015	2015	2015	2019	2019		2019
Senior Notes, interest Rate																			4.875%	4.875%	4.875%	4.875%	10.625%	10.625%	7.375%	7.375%	7.375%	7.375%	7.625%	7.625%	7.625%	7.625%	10.25%	10.25%	10.25%	6.625%	6.625%	6.625%	6.625%
Discount on notes	$ 4																		$ 3	$ 4	$ 8			$ 3